Advances to Suppliers, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Continuing Operations [Member]
Advances to Suppliers, Net [Line Items]
Provision of advances to suppliers	$ 34,796,757	$ 20,048,713
Discontinued Operations [Member]
Advances to Suppliers, Net [Line Items]
Provision of advances to suppliers	$ 8,306,942	$ 8,556,789